Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment property leasehold interests in land [member]
Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities [Line Items]
Depreciation, right-of-use assets	$ 1
Depreciation, right-of-use assets	22
Lease liabilities	8	$ 8	$ 7
Expense relating to short-term leases for which recognition exemption has been used	2
Expense relating to leases of low-value assets for which recognition exemption has been used	1
Expense relating to variable lease payments not included in measurement of lease liabilities	5
Total lease related expenses	38
Leasehold interests in land [Member]
Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities [Line Items]
Depreciation, right-of-use assets	12
Other property, plant and equipment [member]
Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities [Line Items]
Depreciation, right-of-use assets	$ 9